ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Apr. 30, 2012 Kubatronik [Member]	Jan. 31, 2012 Kubatronik [Member] USD ($)	Jan. 31, 2012 Kubatronik [Member] EUR (€)	Dec. 31, 2014 Kubatronik [Member] USD ($)	Dec. 31, 2014 Kubatronik [Member] EUR (€)	Dec. 31, 2014 Nistec [Member] USD ($)	Dec. 31, 2014 Nistec [Member] Merhav M.N.F. Ltd. [Member] USD ($)
Restructuring Cost and Reserve [Line Items]
Business acquisition date							Jun. 10, 2002	Jun. 10, 2002
Business acquisition, Percentage acquired							76.00%	76.00%	50.50%	24.10%
Business acquisition, Consideration transferred	$ 6,500,000				$ 89,000	€ 69,000	$ 2,400,000	€ 2,600,000	$ 4,200,000	$ 2,300,000
Shares issued in consideration of acquisition									3,532,655	1,589,440
Purchase price per share									$ 0.6
Increase due to increase in holding							1,000,000	1,100,000
Cumulative impairment of goodwill							1,000,000
Estimated useful life	10 years
Impairment on goodwill	80,000		481,000
Goodwill		75,000	69,000
Automatic consecutive extension period for put and call options, years							2 years	2 years
Prior notice cancellation period for put and call options, months							6 months	6 months
Remaining interest of seller, percentage				24.00%			21.00%	21.00%
Put option aggregate exercise price							587,000	483,000
Call option aggregate exercise price							$ 623,000	€ 513,000
Call option, Exercise notice to sell remaining interest, percentage					3.00%	3.00%
Income tax position measurement and recognition, Likelihood of position being realized, Minimum percentage	50.00%